Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 17, 2009	Jan. 14, 2009
Commitments and Contingencies
Operating leases, rent expense	$ 297,000,000	$ 303,000,000	$ 264,000,000
Undrawn letters of credit with financial institutions, outstanding	66,000,000
Surety bonds outstanding	288,000,000
Proposed settlement to fund the settlement for health plan members and out-of-network providers in connection with out-of-network procedures performed since March 15, 1994					350,000,000
Plaintiffs' counsel fees and expenses, federal court				30,000,000
Plaintiffs' counsel fees and expenses, state court				6,000,000
Total number of alleged violations by the California Department of Insurance (CDI)	992,936
Penalties per violation, maximum	10,000
Total penalties issued, maximum	$ 8,000,000